Financial instruments - Fair values and risk management - Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Weighted average effective interest rate, lease liabilities (%)	9.00%	7.00%
Weighted average effective interest rate, liabilities for puttable financial instrument (%)		15.00%
Trade payables	$ 3,142	$ 3,668
Trade payables	3,142	3,668
Other liabilities	6,927
Other liabilities	6,927
Other liabilities		1,828
Other liabilities		1,828
Lease liabilities	1,767	5,772
Lease liabilities	1,876	7,204
Liabilities for puttable financial instrument	0	14,309	$ 14,623
Liabilities for puttable financial instrument		16,834
Financial liabilities	11,836	25,577
Liabilities, undiscounted cash flows	11,945	29,534
Within 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	3,142	3,668
Other liabilities	6,927
Other liabilities		1,828
Lease liabilities	1,428	4,034
Liabilities for puttable financial instrument		16,834
Liabilities, undiscounted cash flows	11,497	26,364
After 1 year but within 2 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0	0
Other liabilities	0
Other liabilities		0
Lease liabilities	448	1,805
Liabilities for puttable financial instrument		0
Liabilities, undiscounted cash flows	448	1,805
After 2 years but within 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade payables	0	0
Other liabilities	0
Other liabilities		0
Lease liabilities	0	1,365
Liabilities for puttable financial instrument		0
Liabilities, undiscounted cash flows	$ 0	$ 1,365